Basis of Presentation and Organization	12 Months Ended
Jun. 30, 2014
Basis of Presentation and Organization [Abstract]
BASIS OF PRESENTATION AND ORGANIZATION

Note 1 – BASIS OF PRESENTATION AND ORGANIZATION

Basis of Presentation

Source Financial, Inc., formerly known as The Wiki Group, Inc., (the “Company” or “Source”) was incorporated under the laws of the State of Delaware on June 24, 1988 as Windsor Capital Corp. Between March 2001 and January 2008 the Company amended and restated its Articles of Incorporation and changed its corporate name to Energy Control Technology, Inc., 5Fifty5.com, Inc., Swap-A-Debt, Inc., WikiLoan, Inc. and finally Wiki Group, Inc. on March 12, 2012.

Moneytech Limited (“Moneytech”) was incorporated under the laws of Australia on September 9, 2003, and (through its wholly owned subsidiaries Moneytech Finance Pty Ltd, mPayments Pty Ltd., Moneytech POS Pty Ltd. and Moneytech Services Pty Ltd.) offers working capital, trade and debtor finance solutions, to small and medium sized businesses in Australia.

On June 30, 2013, Source acquired Moneytech and it’s wholly owned subsidiaries, Moneytech Finance Pty. Ltd., mPayments Pty. Ltd., Moneytech POS Pty. Ltd. and Moneytech Services Pty. Ltd. Under the terms of the Exchange Agreement, all stockholders of Moneytech received a total of 5,300,000 shares of voting common stock of Source in exchange for all outstanding shares of Moneytech. In addition, pursuant to a separate agreement, the President of Moneytech received 5,000 shares of Preferred Series B Stock. Under accounting principles generally accepted in the United States, the share exchange is considered to be a capital transaction in substance, rather than a business combination. That is, the share exchange is equivalent to the issuance of stock by Moneytech for the net monetary assets of Source accompanied by a recapitalization, and is accounted for as a change in capital structure. Accordingly, the accounting for the share exchange will be identical to that resulting from a reverse acquisition, except no goodwill will be recorded. Under share reverse takeover accounting, the post reverse acquisition comparative historical financial statements of the legal acquirer, Source are those of the legal acquiree, Moneytech, which is considered to be the accounting acquirer. Share and per share amounts stated have been retroactively adjusted to reflect the merger.

Organization

Moneytech delivers its product offerings through ‘The Moneytech Exchange’, which is a real-time core banking platform, developed in-house and which continues to be upgraded with the support of the Australian Federal Government’s Research and Development program.

The Moneytech Exchange serves as the backbone of the business in Australia by providing internet banking style access to Moneytech’s customers and back-office systems to Moneytech staff.

The Company offers a range of innovative financial products and services to businesses and consumers in Australia and the United States through its principal operating subsidiaries, Moneytech and WikiTechnologies, Inc. In fiscal 2013, the Company formed a new corporation in the United States, Moneytech USA, Inc. It was inactive in fiscal 2014.

When used in these notes, the terms "Company," "we," "our," or "us" mean Source Financial, Inc. and its subsidiaries.

Restatements

Subsequent to the issuance of the Company's financial statements for the fiscal year ended June 30, 2013, the Company determined that certain shares that had been authorized for issuance prior to the share exchange on June 30, 2013, and presentation of the stockholders’ equity on the consolidated balance sheet had not been properly accounted for in the Company’s financial statements.  Specifically, the number of shares outstanding as of June 30, 2013 was 10,300,000, of which 338,368 were to be issued. The Company also determined that the presentation of certain transactions in the financial statements had not been accounted for properly.  Specifically, the amount of the value available on cards held by consumers in certain gift card and similar programs had been improperly recognized in revenue and cost of revenues.  Also, the provision for income tax and deferred tax was incorrectly calculated.  The Company also used this opportunity to realign operating expenses and cost of revenue to conform to future financials filed. In addition, as more fully discussed in Note 2, The Company entered into a settlement agreement with Wiki Technologies, Inc and discontinued its operations in February, 2014.

The shares to be issued were for investor relations and consulting services received by Wiki Technology prior to the reverse merger.  The 179,368 shares to be issued were for investor relations and were recorded at $2.02 per share and expensed.  The 159,000 shares to be issued were for consulting services and were recorded at $1.25 per share and expensed.  These services and expenses were recorded prior to the reverse merger.

The Company has restated the consolidated balance sheet, consolidated statement of operations and comprehensive (loss) income, consolidated statement of stockholders’ equity and consolidated statement of cash flows for the fiscal year ended June 30, 2013.

The effects of these restatements and reclassifications are as follows:

BALANCE SHEET	Reported	Adjustments	Restated
	June 30, 2013	June 30, 2013	June 30, 2013
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$7,205,827	$(65,288)	$7,140,539
Trade receivables, net	27,008,840	(2,118,224)	24,890,616
Inventories	220,377	-	220,377
Deferred tax assets	718,767	-	718,767
Other assets	820,726	(3,678)	817,048
Net assets of discontinued operation		326,425	326,425
TOTAL CURRENT ASSETS	35,974,537	(1,860,765)	34,113,772

NON-CURRENT ASSETS
Intangible assets	3,512,767	(198,354)	3,314,413
Deferred tax asset	988,860	141,594	1,130,454
Property, plant and equipment	578,136	(9,105)	569,031
Other assets	95,973	(50,000)	45,973
Goodwill	69,057	-	69,057
TOTAL NON-CURRENT ASSETS	5,244,793	(115,865)	5,128,928

TOTAL ASSETS	$41,219,330	$(1,976,630)	$39,242,700

LIABILITIES AND STOCKHOLDER'S EQUITY

CURRENT LIABILITIES
Trade and other payables	$5,250,399	$(2,121,224)	$3,129,175
Wholesale loan facility	25,669,388	-	25,669,388
Cash reserve	2,731,094	-	2,731,094
Net liabilities of discontinued operations	-	3,000	3,000
TOTAL CURRENT LIABILITIES	33,650,881	(2,118,224)	31,532,657

NON-CURRENT LIABILITIES
Shareholder's loan	45,665	-	45,665
TOTAL NON-CURRENT LIABILITIES	45,665	-	45,665

TOTAL LIABILITIES	33,696,546	(2,118,224)	31,578,322

EQUITY
Preferred stock	50	-	50
Common stock	996,164	(1)	996,163
Common stock to be issued	-	33,837	33,837
APIC	14,496,411	(33,836)	14,462,575
Other accumulated comprehensive gain (loss)	(1,052,144)	(27,618)	(1,079,762)
Accumulated deficit	(6,917,697)	169,212	(6,748,485)
TOTAL EQUITY	7,522,784	141,594	7,664,378

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY	$41,219,330	$(1,976,630)	$39,242,700

STATEMENTS OF OPERATIONS
	Reported	Adjustments	Restated
	June 30, 2013	June 30, 2013	June 30, 2013

Revenue	$6,098,374	$(793,244)	$5,305,130
Cost of revenue	3,700,918	(699,345)	3,001,573
Gross profit	2,397,456	(93,899)	2,303,557

Operating expenses
Compensation expenses	859,754	(129,486)	730,268
Research and development expense	472,229	-	472,229
Bad debt expenses	393,774	-	393,774
Professional expenses	-	53,269	53,269
Occupancy expenses	276,615	(22,483)	254,132
Depreciation expense	169,743	(93,899)	75,844
General and administration expenses	99,251	98,700	197,951
Total operating expenses	2,271,366	(93,899)	2,177,467
Income from operations	126,090	-	126,090

Other income / (expense)
Research and development grant	526,962	-	526,962
Interest income	114,309	-	114,309
Other (expense) income	(182,566)	(16,797)	(199,363)
Finance costs	(16,797)	16,797	-
Total other income	441,908	-	441,908

Income from operations before income taxes	567,998	-	567,998
Income tax expense	579,844	(274,598)	305,246
Net (loss) income	(11,846)	274,598	262,752
Other comprehensive loss	(807,855)	(18,849)	(826,704)
Comprehensive (loss) income	$(819,701)	$255,749	$(563,952)

Net (loss) / income per share:
Basic	$(0.002)	$0.052	$0.049
Diluted	$(0.002)	$0.052	$0.049

STATEMENTS OF CASH FLOWS	Reported	Adjustments	Restated
	June 30, 2013	June 30, 2013	June 30, 2013

Net (loss) income	$(11,846)	$274,598	$262,752

Adjustments to reconcile net (loss) / income to
net cash used in operating activities:

Depreciation & amortization	697,017	-	697,017

(Increase) / decrease in assets:
Trade receivables	(3,555,934)	-	(3,555,934)
Inventories	(120,644)	-	(120,644)
Deferred tax assets	579,844	(274,598)	305,246
Other assets	324,906	-	324,906
Increase/ (decrease) in current liabilities:
Trade payables	(769,094)	-	(769,094)
Net cash used in operating activities	(2,855,751)	-	(2,855,751)

CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	(824,747)	-	(824,747)

CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	6,096,650	-	6,096,650

Net cash provided by operations	2,416,152	-	2,416,152

Effect of exchange rate changes on cash and cash equivalents	(827,350)	-	(827,350)
Net increase in cash and cash equivalents	1,588,802	-	1,588,802
Cash and cash equivalents at the beginning of the period - from continuing operations	5,617,025	-	5,617,025
Cash and cash equivalents at the beginning of the period - from discontinued operations	-	(65,288)	(65,288)

Cash and cash equivalents at the end of the period	$7,205,827	$(65,288)	$7,140,539

SUPPLEMENTAL DISCLOSURES:
Cash paid during the year for:
Income tax payments	$-	$-	$-
Interest payments	$1,905,471	$-	$1,905,471